Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 29, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
FISCAL YEAR	SUMMARY COMPEN-SATION TABLE TOTAL FOR PEO (1)	COMPEN-SATION ACTUALLY PAID TO PEO (1)(2)	SUMMARY COMPEN-SATION TABLE TOTAL FOR PEO 2 (1)(3)	COMPEN-SATION ACTUALLY PAID TO PEO 2 (1)(3)	AVERAGE SUMMARY COMPEN-SATION TABLE TOTAL FOR NON-PEO NEOS (4)(5)-	AVERAGE COMPEN-SATION ACTUALLY PAID TO NON-PEO NEOS (4)(5)	TOTAL SHAREHOLDER RETURN (6)	PEER GROUP TOTAL SHAREHOLDER RETURN (6)	NET INCOME (7)	CROCE (%) (8)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$3,718,393	$3,338,719	$—	$—	$1,260,339	$1,183,797	$93.18	$154.88	$138,635,025	20.7%
2021	$3,493,117	$3,586,781	$—	$—	$934,244	$1,158,645	$86.36	$106.29	$3,322,892	11.6%
2020	$493,000	$486,970	$293,333	$(76,417)	$280,255	$98,100	$25.00	$63.42	$(253,411,828)	9.3%

Company Selected Measure Name			CROCE,
Named Executive Officers, Footnote [Text Block]			Reflects the summary compensation table total compensation of (a) our current Chief Executive Officer, Paul D. McKinney, from his appointment on September 30, 2020 to present and (b) our former Chief Executive Officer, Kelly Hoffman, for prior periods.
Peer Group Issuers, Footnote [Text Block]			TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the S&P Oil and Gas Exploration and Production Select Industry Index (“SPSIOP”), which is the same peer group as for the Shareholder Return Performance Presentation of the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.
Adjustment To PEO Compensation, Footnote [Text Block]

	PEO 1 (MR. McKINNEY)
FISCAL YEAR	2020	2021	2022
Summary Compensation Table Total	$493,000	$3,493,117	$3,718,393
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(204,000)	$(2,464,517)	(2,369,893)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	197,970	2,002,151	1,883,871
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	324,020	(14,258)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	232,010	120,606
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Compensation Actually Paid	$486,970	$3,586,781	$3,338,719

PEO 2 (MR. HOFFMAN)
FISCAL YEAR	2020
Summary Compensation Table Total	$293,333
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(355,073)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(14,677)
Compensation Actually Paid	$(76,417)

Non-PEO NEO Average Total Compensation Amount			$ 1,260,339	$ 934,244	$ 280,255
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,183,797	1,158,645	98,100
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	NON-PEO NEOs
FISCAL YEAR	2020	2021	2022
Summary Compensation Table Total	$280,255	$934,244	$1,260,339
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(34,000)	(492,904)	(592,474)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	32,995	400,430	470,969
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(45,340)	162,010	3,186
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(133,364)	154,954	41,777
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(2,446)	(89)	—
Compensation Actually Paid	$98,100	$1,158,645	$1,183,797

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

TOTAL SHAREHOLDER RETURN (TSR)	NET BOE PRODUCTION (SALES)
NET INCOME	NET LIFTING COSTS
CASH RETURN ON CAPITAL EMPLOYED (CROCE)

Total Shareholder Return Amount			$ 93.18	86.36	25.00
Peer Group Total Shareholder Return Amount			154.88	106.29	63.42
Net Income (Loss)			$ 138,635,025	$ 3,322,892	$ (253,411,828)
Company Selected Measure Amount			0.207	0.116	0.093
PEO Name	Paul D. McKinney	Kelly Hoffman	Paul D. McKinney	Paul D. McKinney
Additional 402(v) Disclosure [Text Block]	The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. McKinney (subsequent to September 30, 2020) as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. McKinney during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McKinney’s total compensation for each year to determine the compensation actually paid:The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Hoffman (prior to September 30, 2020) as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Hoffman during 2020. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Hoffman’s total compensation for 2020 to determine the compensation actually paid:The non-PEO NEOs included in this column are:

YEAR	NON-PEO NEOs
2022	Travis T. Thomas, Marinos C. Baghdati, Stephen D. Brooks and Alexander Dyes
2021	Travis T. Thomas, Marinos C. Baghdati, Stephen D. Brooks, Alexander Dyes and William D. Broaddrick
2020	William D. Broaddrick, Stephen D. Brooks, David A. Fowler and Daniel D. Wilson
			The dollar amounts reported in this column represent the average amount of “Compensation Actually Paid” to the Company’s NEOs as a group (excluding Mr. McKinney and Mr. Hoffman, where applicable) as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the NEOs as a group (excluding Mr. McKinney and Mr. Hoffman, where applicable) for each year to determine the compensation actually paid using the same methodology described above in footnotes (2) and (3): Reflects “Net Income” in the Company’s Statements of Operations included in the Company’s Annual Report on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.The Company calculates “CROCE,” or Cash Return on Capital Employed, by dividing the Company's consolidated cash flow from operations, excluding changes in working capital, by the Company's average total debt and stockholders' equity for each calendar year, with average total debt and stockholders' equity being based on the simple average of such values as of the first and last day of the applicable calendar year. See Appendix A for additional information regarding non-GAAP financial measures, including a reconciliation of non-GAAP financial measures to the nearest comparable GAAP financial measures.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			NET INCOME
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			CASH RETURN ON CAPITAL EMPLOYED (CROCE)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			NET LIFTING COSTS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name
Paul D. McKinney [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 3,718,393	$ 3,493,117	$ 493,000
PEO Actually Paid Compensation Amount			3,338,719	3,586,781	486,970
Kelly Hoffman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					293,333
PEO Actually Paid Compensation Amount					(76,417)
PEO [Member] | Paul D. McKinney [Member] | Deduction Of Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,369,893)	(2,464,517)	(204,000)
PEO [Member] | Paul D. McKinney [Member] | Addition Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,883,871	2,002,151	197,970
PEO [Member] | Paul D. McKinney [Member] | Addition Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(14,258)	324,020	0
PEO [Member] | Paul D. McKinney [Member] | Addition Of Option Awards And Stock Awards Granted And Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Paul D. McKinney [Member] | Addition Of Option Awards And Stock Awards Granted In Prior Fiscal Years, Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			120,606	232,010	0
PEO [Member] | Paul D. McKinney [Member] | Deduction Of Option Awards And Stock Awards Granted In Prior Fiscal Years, Unvested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Kelly Hoffman [Member] | Deduction Of Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Kelly Hoffman [Member] | Addition Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Kelly Hoffman [Member] | Addition Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Kelly Hoffman [Member] | Addition Of Option Awards And Stock Awards Granted And Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Kelly Hoffman [Member] | Addition Of Option Awards And Stock Awards Granted In Prior Fiscal Years, Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(355,073)
PEO [Member] | Kelly Hoffman [Member] | Deduction Of Option Awards And Stock Awards Granted In Prior Fiscal Years, Unvested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(14,677)
Non-PEO NEO [Member] | Deduction Of Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(592,474)	(492,904)	(34,000)
Non-PEO NEO [Member] | Addition Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			470,969	400,430	32,995
Non-PEO NEO [Member] | Addition Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,186	162,010	(45,340)
Non-PEO NEO [Member] | Addition Of Option Awards And Stock Awards Granted And Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Addition Of Option Awards And Stock Awards Granted In Prior Fiscal Years, Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			41,777	154,954	(133,364)
Non-PEO NEO [Member] | Deduction Of Option Awards And Stock Awards Granted In Prior Fiscal Years, Unvested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ (89)	$ (2,446)